Share Capital (Narrative) (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2013 USD ($) M	Dec. 31, 2012 USD ($) Y	Dec. 31, 2012 CAD
Share Capital 1		722,780	722,780
Share Capital 2			1.60
Share Capital 3			1,200,000
Share Capital 4		1,100,000
Share Capital 5		166,836	166,836
Share Capital 6		400,000
Share Capital 7		2,908,545	2,908,545
Share Capital 8		3,900,000
Share Capital 9			1.75
Share Capital 10		8,280	8,280
Share Capital 11		20,000
Share Capital 12		3,000,000
Share Capital 13		900,000
Share Capital 14		110.00%	110.00%
Share Capital 15		0.77%	0.77%
Share Capital 16		3	3
Share Capital 17		200,000	200,000
Share Capital 18		$ 1.50
Share Capital 19		400,000
Share Capital 20		112.00%	112.00%
Share Capital 21		1.17%	1.17%
Share Capital 22		3	3
Share Capital 23		3,492,500	3,492,500
Share Capital 24		2,700,000
Share Capital 25		2,000,000
Share Capital 26		275,000	275,000
Share Capital 27		1,200,000
Share Capital 28		2.00%	2.00%
Share Capital 29		700,000
Share Capital 30		13,052	13,052
Share Capital 31		100,000
Share Capital 32		405,000	405,000
Share Capital 33		600,000
Share Capital 34		248,280	248,280
Share Capital 35		500,000
Share Capital 36		20,335	20,335
Share Capital 37		100,000
Share Capital 38		72,000	72,000
Share Capital 39		100,000
Share Capital 40		280,836	280,836
Share Capital 41		400,000
Share Capital 42		6,500,000	6,500,000
Share Capital 43		5.00%	5.00%
Share Capital 44		2,623,539	2,623,539
Share Capital 45		700,000
Share Capital 46		1.81
Share Capital 47		3.36
Share Capital 48		$ 2.30
Share Capital 49		0.32%	0.32%
Share Capital 50		0.42%	0.42%
Share Capital 51		0.87%	0.87%
Share Capital 52		2.07%	2.07%
Share Capital 53		1.02%	1.02%
Share Capital 54		1.17%	1.17%
Share Capital 55		2.5	2.5
Share Capital 56		5	5
Share Capital 57		2.5	2.5
Share Capital 58		5	5
Share Capital 59		5	5
Share Capital 60		69.00%	69.00%
Share Capital 61		71.00%	71.00%
Share Capital 62		95.00%	95.00%
Share Capital 63		119.00%	119.00%
Share Capital 64		111.00%	111.00%
Share Capital 65		0	0
Share Capital 66		2,100,000
Share Capital 67		3,200,000
Share Capital 68		1,000,000
Share Capital 69		1,400,000
Share Capital 70		2,100,000
Share Capital 71		280,836	280,836
Share Capital 1	49,000
Share Capital 2	30,000
Share Capital 3	55,000
Share Capital 4	100,000
Share Capital 5	6,500,000
Share Capital 6	1,094,500
Share Capital 7	2.16
Share Capital 8	30,000
Share Capital 9	1.17
Share Capital 10	0.33%
Share Capital 11	0.52%
Share Capital 12	52.16%
Share Capital 13	60.31%
Share Capital 14	30
Share Capital 15	36
Share Capital 16	0.69
Share Capital 17	800,000
Share Capital 18	1,094,500
Share Capital 19	13,400
Share Capital 20	30,000
Share Capital 21	25.00%
Share Capital 22	100,000
Share Capital 23	0
Share Capital 24	245,500
Share Capital 25	49,000
Share Capital 26	237,750
Share Capital 27	100,000
Share Capital 28	1,100,000
Share Capital 29	100,000
Share Capital 30	500,000
Share Capital 31	0
Share Capital 32	2,000,000
Share Capital 33	300,000
Share Capital 34	1,400,000
Share Capital 35	1,108,438
Share Capital 36	55,000
Share Capital 37	1,108,438
Share Capital 38	36,000
Share Capital 39	280,836
Share Capital 40	100,000
Share Capital 41	$ 500,000